CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Begining Balance, Amount at Jun. 20, 2011
Begining Balance, Shares at Jun. 20, 2011
Contributions		101,760		101,760
Distributions		(25,000)		(25,000)
Founder's shares, Amount	24,300	(24,300)
Founder's shares, Shares	24,300,000
Net (loss)			(56,351)	(56,351)
Ending Balance, Amount at Dec. 31, 2011	24,300	52,460	(56,351)	20,409
Ending Balance, Shares at Dec. 31, 2011	24,300,000
Contributions		246,700		246,700
Distributions		(109,180)		(109,180)
Proceeds from the Sales of Common Stock, Amount	5,000	495,000		500,000
Proceeds from the Sales of Common Stock, Shares	5,000,000
Effects of Reverse Merger and Recapitalization, Amount	(30,025)	(30,025)
Effects of Reverse Merger and Recapitalization, Shares	(30,825,000)
Net (loss)			(345,855)	(345,855)
Ending Balance, Amount at Dec. 31, 2012	60,125	654,155	(402,206)	312,074
Ending Balance, Shares at Dec. 31, 2012	60,125,000
Proceeds from the Sales of Common Stock, Amount	990	624,030		625,020
Proceeds from the Sales of Common Stock, Shares	989,602
Share-based compensation		540,204		540,204
Net (loss)			(1,525,488)	(1,525,488)
Ending Balance, Amount at Dec. 31, 2013	$ 61,115	$ 1,818,389	$ (1,927,694)	$ (48,190)
Ending Balance, Shares at Dec. 31, 2013	61,114,602